Summary of Significant Accounting Policies - Additional Information (Detail) ¥ in Millions, $ in Millions	Jan. 01, 2018 CNY (¥)	Dec. 31, 2019 CNY (¥) ExchangeRate	Dec. 31, 2019 USD ($) ExchangeRate	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Line items representing significant accounting policies [Line Items]
Amount current liabilities of the Group exceeded current assets		¥ (121,595)	$ (17,466)	¥ (139,001)	¥ (165,900)
Contract assets		595		570
Contract liabilities		¥ 40,648		42,650
Foreign exchange currency rate, RMB per US$1.00 | ExchangeRate		6.9618	6.9618
Present value of the defined benefit obligation		¥ 70		73
Impact on initial application of IFRS 15 [member]
Line items representing significant accounting policies [Line Items]
Amount current liabilities of the Group exceeded current assets				¥ (233)
Impact on initial application of IFRS 15 [member] | Deferred revenue on Installation fees of fixed-line service [member]
Line items representing significant accounting policies [Line Items]
Contract liabilities	¥ 207
Impact on initial application of IFRS 15 [member] | Deferred revenue on advances received from customers for transmission lines usage and associated services [member]
Line items representing significant accounting policies [Line Items]
Contract liabilities	50
Impact on initial application of IFRS 15 [member] | Advance Payment From Customers [member]
Line items representing significant accounting policies [Line Items]
Contract liabilities	45,329
Impact on initial application of IFRS 15 [member] | Deferred revenue on subscriber points reward program [member] | Allocated portion of fair value for the subscriber points reward [member]
Line items representing significant accounting policies [Line Items]
Contract liabilities	525
Impact on initial application of IFRS 15 [member] | Current portion of deferred revenue [member] | Allocated portion of fair value for the subscriber points reward [member]
Line items representing significant accounting policies [Line Items]
Contract liabilities	207
Impact on initial application of IFRS 15 [member] | Current portion of deferred revenue [member] | Installation fees of fixed-line service [member]
Line items representing significant accounting policies [Line Items]
Contract liabilities	104
Impact on initial application of IFRS 15 [member] | Advances from customers [member] | Advance value added tax received from customer [member]
Line items representing significant accounting policies [Line Items]
Contract liabilities	3,671
Impact on initial application of IFRS 15 [member] | Prepayments And Other Current Assets [member]
Line items representing significant accounting policies [Line Items]
Contract assets	2,221
Impact on initial application of IFRS 15 [member] | Other assets [member]
Line items representing significant accounting policies [Line Items]
Contract assets	753
Contract costs	4,522
Impact on initial application of IFRS 15 [member] | Reserves and retained profits [member]
Line items representing significant accounting policies [Line Items]
Related tax	(584)
Net increase (decrease) in retained profits and reserves	1,750
Impact on initial application of IFRS 9 (2014) [member] | Reserves and retained profits [member]
Line items representing significant accounting policies [Line Items]
Recognition of additional expected credit losses on: - financial assets measured at amortized cost	1,118
Related tax	265
Net increase (decrease) in retained profits and reserves	¥ (853)
Revolving banking facilities [member]
Line items representing significant accounting policies [Line Items]
Revolving banking facilities		396,700
Unutilized revolving banking facilities		¥ 378,900